Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2020
Electronic equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office furniture [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years